Notes Payable and Warrants - Principal Payments Under the Term Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
2025	$ 0
2026	0
2027	0
2028	136,117
2029	0
Thereafter	0
Total	$ 136,117	$ 122,228